Restricted Net Assets (Details) - PRC subsidiaries, VIE and VIE's subsidiaries - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries [Line Items]
Required percentage of annual appropriations to general reserve fund	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	¥ 72,652,734	¥ 59,269,800
Share capital	419,967,537	344,127,537
Restricted net assets, including general reserve and registered capital	¥ 492,620,271	¥ 403,397,337